Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations

Analysis by reportable segment of revenues and operating results of continuing operations was as follows:

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2017
Revenues
From external customers	$71,137	$109,376	$28,917	$13,552	$4,532	$227,514
Intersegment revenues	22,515	2,031	4,209	2,375	4,600	35,730
Segment revenues	$93,652	$111,407	$33,126	$15,927	$9,132	263,244
Intersegment elimination						(35,730)
Consolidated revenues						$227,514
Segment income (loss) before income tax	$24,888	$12,433	$11,118	$1,029	$(1,459)	$48,009

Year ended December 31, 2018
Revenues
From external customers	$66,753	$100,937	$29,813	$13,435	$4,545	$215,483
Intersegment revenues	17,125	1,702	4,038	2,234	5,008	30,107
Segment revenues	$83,878	$102,639	$33,851	$15,669	$9,553	245,590
Intersegment elimination						(30,107)
Consolidated revenues						$215,483
Segment income (loss) before income tax	$18,243	$15,328	$11,944	$1,024	$(1,553)	$44,986

Year ended December 31, 2019
Revenues
From external customers	$65,728	$95,469	$30,091	$11,485	$4,747	$207,520
Intersegment revenues	16,065	1,564	3,951	2,079	4,914	28,573
Segment revenues	$81,793	$97,033	$34,042	$13,564	$9,661	236,093
Intersegment elimination						(28,573)
Consolidated revenues						$207,520
Segment income (loss) before income tax	$19,537	$11,250	$12,515	$799	$(2,234)	$41,867

Other Segment Information

Other information reviewed by the chief operating decision maker or regularly provided to the chief operating decision maker was as follows:

For the year ended December 31, 2017

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$419	$419
Interest income	$21	$15	$9	$15	$145	$205
Interest expenses	$—	$6	$—	$—	$16	$22
Operating costs and expenses	$62,795	$80,275	$13,288	$13,385	$10,963	$180,706
Depreciation and amortization	$15,614	$11,001	$3,385	$1,477	$453	$31,930
Capital expenditure	$11,647	$9,742	$2,779	$1,580	$1,127	$26,875
Reversal of impairment loss on investment properties	$11	$—	$—	$—	$—	$11
Impairment loss on intangible assets	$—	$9	$—	$—	$—	$9

For the year ended December 31, 2018

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$509	$509
Interest income	$18	$12	$19	$28	$120	$197
Interest expenses	$—	$—	$—	$—	$18	$18
Operating costs and expenses	$59,430	$73,901	$13,766	$13,279	$11,573	$171,949
Depreciation and amortization	$15,027	$13,788	$3,121	$1,425	$448	$33,809
Capital expenditure	$12,693	$10,664	$2,729	$1,348	$1,116	$28,550
Reversal of impairment loss on investment properties	$19	$—	$—	$—	$—	$19
Impairment loss on intangible assets	$—	$51	$—	$—	$—	$51

For the year ended December 31, 2019

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$459	$459
Interest income	$15	$9	$20	$41	$166	$251
Interest expenses	$5	$58	$1	$12	$28	$104
Operating costs and expenses	$56,269	$72,952	$13,850	$11,427	$12,249	$166,747
Depreciation and amortization	$14,842	$16,254	$2,914	$1,547	$792	$36,349
Capital expenditure	$12,071	$7,773	$1,425	$1,117	$1,780	$24,166
Impairment loss on property, plant and equipment	$—	$—	$—	$—	$93	$93
Reversal of impairment loss on investment properties	$57	$—	$—	$—	$—	$57
Impairment loss on intangible assets	$—	$9	$—	$—	$—	$9
Impairment loss on other assets	$13	$—	$13	$—	$18	$44

Main Products and Service Revenues

The following is an analysis of the Company’s revenue from its major products and services.

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Mobile services revenue	$75,823	$63,906	$58,703
Sales of product	37,649	41,289	41,593
Local telephone and domestic long distance telephone services revenue	32,247	29,996	27,929
Broadband access and domestic leased line services revenue	22,950	22,453	22,116
Data communications internet services revenue	21,143	21,137	21,003
International network and leased telephone services revenue	9,328	8,724	7,066
Others	28,374	27,978	29,110
	$227,514	$215,483	$207,520

Geographic Information	The geographic information for revenues was as follows:

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$217,568	$205,696	$197,895
Overseas	9,946	9,787	9,625
	$227,514	$215,483	$207,520